Expense Example - MFS Research International Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	920
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,215
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,098